Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Components of Inventory	The components of inventories are as follows:

	December 31
	2017	2018
	US$	US$
Finished goods	41,365	26,059
Work in process	25,090	30,830
Raw materials	27,731	24,629

	94,186	81,518